Alpha Alternative Assets Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2023 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS — 38.1%
	AIRLINES — 2.4%
$100,000	Delta Air Lines, Inc. 2.900%, 10/28/2024 (Callable 9/28/2024)[1]	$96,088
	AUTOMOBILES MANUFACTURING — 5.9%
200,000	Ford Motor Credit Co. LLC 5.584%, 3/18/2024 (Callable 2/18/2024)[1]	198,760
	General Motors Financial Co., Inc.
31,000	5.819% (SOFR Rate+76 basis points), 3/8/2024[2]	30,932
9,000	5.680% (SOFR Rate+62 basis points), 10/15/2024[2]	8,937
		238,629
	BANKS — 3.0%
125,000	Wells Fargo & Co. 4.480%, 1/16/2024	124,078
	CABLE & SATELLITE — 1.4%
56,000	Charter Communications Operating LLC / Charter Communications Operating Capital 6.949% (3-Month USD Libor+165 basis points), 2/1/2024 (Callable 1/1/2024)[1,2]	56,242
	EXPLORATION & PRODUCTION — 2.7%
	Occidental Petroleum Corp.
100,000	6.950%, 7/1/2024	100,951
10,000	3.450%, 7/15/2024 (Callable 4/15/2024)[1]	9,720
		110,671
	FINANCIAL SERVICES — 0.0%
1,000	Morgan Stanley 5.671% (SOFR Rate+62 basis points), 1/24/2025 (Callable 1/24/2024)[1,2]	998
	FOOD & BEVERAGE — 2.9%
100,000	Conagra Brands, Inc. 0.500%, 8/11/2023 (Callable 7/11/2023)[1]	99,439
19,000	General Mills, Inc. 6.270% (3-Month USD Libor+101 basis points), 10/17/2023[2]	19,040
		118,479
	INTEGRATED OILS — 1.8%
75,000	USX Corp. 8.125%, 7/15/2023	75,056

Alpha Alternative Assets Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	METALS & MINING — 2.4%
$100,000	Freeport-McMoRan, Inc. 4.550%, 11/14/2024 (Callable 8/14/2024)[1]	$98,663
	PHARMACEUTICALS — 6.5%
72,000	Pfizer, Inc. 5.882% (3-Month USD Libor+33 basis points), 9/15/2023[2]	72,102
192,000	Teva Pharmaceutical Finance Netherlands III BV 2.800%, 7/21/2023[3]	191,753
		263,855
	PIPELINE — 0.4%
15,000	Enbridge, Inc. 5.701% (SOFR Index+63 basis points), 2/16/2024[2,3]	14,990
	PROPERTY & CASUALTY INSURANCE — 2.1%
55,000	Aon Global Ltd. 4.000%, 11/27/2023 (Callable 8/27/2023)[1,3]	54,632
30,000	Aspen Insurance Holdings Ltd. 4.650%, 11/15/2023[3]	29,502
		84,134
	SOFTWARE & SERVICES — 2.3%
100,000	VMware, Inc. 1.000%, 8/15/2024 (Callable 7/11/2023)[1]	94,709
	UTILITIES — 3.7%
150,000	Southern California Edison Co. 5.890% (SOFR Index+83 basis points), 4/1/2024 (Callable 7/31/2023)[1,2]	149,813
	WIRELESS TELECOMMUNICATIONS SERVICES — 0.6%
24,000	AT&T, Inc. 6.720% (3-Month USD Libor+118 basis points), 6/12/2024[2]	24,212
	TOTAL CORPORATE BONDS
	(Cost $1,552,721)	1,550,617
	PREFERRED STOCKS — 2.5%
	BANKS — 0.3%
500	Citizens Financial Group, Inc. 6.350% (3-Month Term SOFR+390 basis points), (Callable 4/6/2024)[1,4,5]	11,480
	CONSUMER FINANCE — 1.3%
	Annaly Capital Management, Inc.

Alpha Alternative Assets Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (Unaudited)

Principal Amount		Value
	PREFERRED STOCKS (Continued)
	CONSUMER FINANCE (Continued)
$88	9.705% (3-Month USD Libor+417 basis points), (Callable 7/31/2023)[1,4,5]	$2,174
2,000	10.527% (3-Month USD Libor+500 basis points), (Callable 8/2/2023)[1,4,5]	50,800
		52,974
	DIVERSIFIED BANKS — 0.2%
250	Citigroup Capital XIII 11.643% (3-Month USD Libor+637 basis points), 10/30/2040 (Callable 7/31/2023)[1,5]	7,115
	UTILITIES — 0.7%
	Algonquin Power & Utilities Corp.
750	6.875% (3-Month USD Libor+368 basis points), 10/17/2078 (Callable 10/17/2023)[1,3,5]	19,065
500	6.200% (3-Month USD Libor+401 basis points), 7/1/2079 (Callable 7/1/2024)[1,3,5]	11,935
		31,000
	TOTAL PREFERRED STOCKS
	(Cost $97,771)	102,569
	PROMISSORY NOTES — 9.7%
395,000	A3 FBF, LLC 15.00%, 7/1/2023[6,7,8]	395,000
	TOTAL PROMISSORY NOTES
	(Cost $395,000)	395,000
	U.S. GOVERNMENT AND AGENCIES — 28.1%
	COLLATERALIZED MORTGAGE OBLIGATIONS — 28.1%
	Government National Mortgage Association
271,907	1.732%, 10/20/2062 (Callable 12/20/2026)[1,5,9]	8,461
1,675,541	1.603%, 5/20/2063 (Callable 4/20/2029)[1,5,9]	50,712
1,266,059	1.315%, 6/20/2063 (Callable 4/20/2029)[1,5,9]	47,281
664,460	1.107%, 8/20/2063 (Callable 3/20/2030)[1,5,9]	13,243
1,220,995	1.453%, 5/20/2064 (Callable 8/20/2031)[1,5,9]	44,999
901,435	1.515%, 10/20/2064 (Callable 6/20/2033)[1,5,9]	30,286
531,545	0.023%, 4/20/2065 (Callable 3/20/2031)[1,5,9]	16,843
325,256	0.110%, 7/20/2065 (Callable 1/20/2033)[1,5,9]	15,520
729,206	1.921%, 9/20/2065 (Callable 2/20/2032)[1,5,9]	33,688
543,589	1.581%, 9/20/2065 (Callable 8/20/2030)[1,5,9]	17,219
600,481	2.362%, 4/20/2066 (Callable 8/20/2029)[1,5,9]	30,902
803,340	2.238%, 6/20/2066 (Callable 1/20/2032)[1,2,9]	29,326
1,092,843	1.648%, 9/20/2066 (Callable 12/20/2031)[1,5,9]	38,040
846,072	0.029%, 10/20/2066 (Callable 2/20/2031)[1,5,9]	33,097
1,134,454	1.845%, 10/20/2066 (Callable 1/20/2032)[1,5,9]	40,588

Alpha Alternative Assets Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2023 (Unaudited)

Principal Amount		Value
	U.S. GOVERNMENT AND AGENCIES (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$420,729	0.031%, 1/20/2067[1,5,9,10]	$16,622
786,548	0.021%, 4/20/2067 (Callable 5/20/2032)[1,5,9]	23,841
1,213,531	0.724%, 8/20/2067 (Callable 6/20/2034)[1,5,9]	33,721
517,263	0.931%, 8/20/2067 (Callable 6/20/2033)[1,5,9]	26,986
393,506	0.212%, 10/20/2067 (Callable 2/20/2037)[1,5,9]	31,503
1,162,464	0.293%, 10/20/2067 (Callable 2/20/2034)[1,5,9]	67,983
1,118,054	0.026%, 11/20/2067 (Callable 11/20/2033)[1,5,9]	47,391
1,066,490	0.107%, 1/20/2068 (Callable 10/20/2033)[1,5,9]	73,173
1,574,575	0.001%, 2/20/2068 (Callable 5/20/2034)[1,5,9]	63,079
404,047	1.650%, 3/20/2068 (Callable 4/20/2034)[1,5,9]	12,750
1,907,480	1.695%, 6/20/2069 (Callable 11/20/2035)[1,5,9]	71,007
1,854,571	0.026%, 7/20/2069[1,5,9,10]	81,424
1,805,561	0.021%, 9/20/2069[1,5,9,10]	84,303
1,357,937	0.030%, 11/20/2069[1,5,9,10]	61,968
		1,145,956
	TOTAL U.S. GOVERNMENT AND AGENCIES
	(Cost $2,851,157)	1,145,956

Number of Shares
	SHORT-TERM INVESTMENTS — 24.2%
986,183	Fidelity Investments Money Market Government Portfolio - Institutional Class, 4.92%[11,12]	986,183
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $986,183)	986,183
	TOTAL INVESTMENTS — 102.6%
	(Cost $5,882,832)	4,180,325
	Liabilities In Excess Of Other Assets — (2.6)%	(105,850)
	TOTAL NET ASSETS — 100.0%	$4,074,475

LLC – Limited Liability Company

[1]	Callable.
[2]	Floating rate security.
[3]	Foreign security denominated in U.S. Dollars.
[4]	Perpetual security. Date shown is next call date.
[5]	Variable rate security. Rate shown is the rate in effect as of period end.
[6]	Level 3 securities fair valued under procedures established by the Board of Trustees. The total value of these securities is $395,000, which represents 9.7% of total net assets of the Fund.
[7]	The maturity date listed is an estimate of the anticipated timing of full repayment.
[8]	Restricted security. The total value of these securities is $395,000, which represents 9.7% of total net assets of the Fund.
[9]	Interest-only security.
[10]	Call date not available.
[11]	All or a portion of this security is segregated as collateral for trading activity. The market value of the securities pledged as collateral was $204,278, which represents 5.0% of total net assets of the Fund.
[12]	The rate is the annualized seven-day yield at period end.